SUBSEQUENT EVENTS (Details Textual) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended					3 Months Ended		12 Months Ended
	Apr. 02, 2015	Jan. 13, 2015	Jan. 08, 2015	Apr. 23, 2015	Mar. 30, 2015	Mar. 25, 2015	Mar. 11, 2015	Feb. 23, 2015	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Mar. 04, 2015
Subsequent Event [Line Items]
Proceeds from Issuance of Convertible Preferred Stock									$ 2,950	$ 0	$ 3,550	$ 0
Debt Instrument, Interest Rate, Stated Percentage									8.00%	8.00%	8.00%	8.00%
Conversion of Stock, Shares Converted									13,333,332
Preferred Stock, Shares Authorized	7,779
Preferred Stock Shares Convertible Conversion Price	$ 0.08								$ 0.05
Debt Conversion, Converted Instrument, Amount											$ 130	$ 2,712
Dominion Capital LLC | Restricted Stock [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Shares Issued											1,250,000
Debt Conversion, Converted Instrument, Amount											$ 98
Common Stock [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Issued											6,250,000
Series E Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted									500
Preferred Stock, Shares Authorized									7,779
Stock Issued During Period, Shares, New Issues									3,278
Stock Issued During Period, Value, New Issues									$ 2,950
Make Whole Shares [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Issued											2,375,624
Subsequent Event [Member]
Subsequent Event [Line Items]
Preferred Stock, Shares Authorized	13,335
Preferred Stock Shares Convertible Conversion Price	$ 0.05
Preferred Stock, Conversion Basis	The Amendment also provides that simultaneously with the consummation of a Qualified Public Offering (defined in the Amendment as a public offering for gross proceeds of at least $10,000,000 and listing on a national securities exchange) each share of outstanding Series E Preferred Stock, together with any unpaid Dividends shall be converted into shares of Common Stock of the Company subject to adjustments at a conversion price per share of Series E Preferred Stock equal to the lower of $0.05 or 85% of the public offering price of the Qualified Public Offering (Mandatory Conversion Price). In addition, 30% (25% if no warrants are sold to the public in the Qualified Public Offering) of the Stated Amount of the outstanding Preferred Stock together with any Make-Whole Amount shall, at the Companys option, in whole or in part, be paid in cash or in shares of common stock priced at the Mandatory Conversion Price
Description Of Conversion Premium				If the Company elects to pay the conversion premium amount in the form of common stock the number of shares to be issued shall be calculated by using 80% of the average of the lowest 5 individual daily volume weighted average prices during the measuring period, not to exceed 100% of the lowest sales prices on the last day of such period, less $0.005 per share of common stock. Under certain circumstances, the number of shares to be issued shall be calculated by using 65% of the average of the lowest 5 individual daily volume weighted average prices during the measuring, less $0.005 per share of common stock not to exceed 70% of the lowest sales prices on the last day of such period less $0.005 per share
Additional Shares To Be Issued To Investor				22
Subsequent Event [Member] | Dominion Capital LLC
Subsequent Event [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion													500
Subsequent Event [Member] | Series G Preferred Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues				1,087
Percentage Of Original Issue Discount				8.00%
Stock Conversion Price Per Share				$ 0.06
Stock Issued During Period, Value, New Issues				$ 5,000
Preferred Stock, Dividend Rate, Percentage				8.25%
Percentage Of Face Value On Preferred Stock				100.00%
Percentage Of Face Value On Redeem Preferred Stock				120.00%
Subsequent Event [Member] | Series G Preferred Stock [Member] | Upward [Member]
Subsequent Event [Line Items]
Preferred Stock, Dividend Rate, Percentage				24.00%
Dividend Rate Adjust By Basis Points				$ 0.0025
Volume Weighted Average Price				$ 0.045
Subsequent Event [Member] | Series G Preferred Stock [Member] | Downward [Member]
Subsequent Event [Line Items]
Preferred Stock, Dividend Rate, Percentage				0.00%
Dividend Rate Adjust By Basis Points				$ 0.0025
Volume Weighted Average Price				$ 0.08
Subsequent Event [Member] | Series G Preferred Stock [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues				$ 5,000
Subsequent Event [Member] | Series E Preferred Stock [Member]
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction					3,278
Proceeds from Issuance of Convertible Preferred Stock					$ 2,950
Preferred Stock, Shares Authorized									13,335
Stock Issued During Period, Shares, New Issues									444
Stock Issued During Period, Value, New Issues									$ 360
Subsequent Event [Member] | Investors [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues				$ 5,000
Subsequent Event [Member] | February Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount								$ 2,500
Debt Instrument, Interest Rate, Stated Percentage								12.00%
Debt Instrument, Maturity Date								Dec. 23, 2015
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum								24.00%
Debt Instrument, Payment Terms								At any time upon ten (10) days written notice to Dominion Capital, the Company may prepay any portion of the principal amount of the Note and any accrued and unpaid interest at an amount equal to 110% of the then outstanding principal amount of the Note and guaranteed interest, 10% of which may be paid in cash or, at the Companys option, in common stock or a combination thereof.
Subsequent Event [Member] | Dominion Capital [Member]
Subsequent Event [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion													500
Subsequent Event [Member] | Dominion Capital [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Issued						8,333,333	9,977,567
Subsequent Event [Member] | Dominion Capital [Member] | Series E Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted						250	299
Subsequent Event [Member] | Dominion Capital [Member] | February Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount									$ 350
Subsequent Event [Member] | Existing Series E Preferred Shareholders [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	30,000,000								30,000,000
Subsequent Event [Member] | Option Agreement [Member] | Georgetown University [Member]
Subsequent Event [Line Items]
Option Agreement Option Term		12 months
Payment For Option Fees		$ 75
Subsequent Event [Member] | Option Agreement [Member] | Georgetown University [Member] | License Agreement Terms [Member]
Subsequent Event [Line Items]
Borrowings under Guaranteed Investment Agreements		10,000
Information Technology commercialize Cost		3,000
Research and Development Arrangement, Contract to Perform for Others, Costs Incurred, Gross		$ 500
Subsequent Event [Member] | Purchase Agreement [Member] | Lincoln Park Capital Fund, LLC [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction						37,445,801
Proceeds from Issuance or Sale of Equity						$ 2,767
Stock Issued During Period, Shares, Issued for Services						484,248
Subsequent Event [Member] | Merger Agreement [Member] | DioGenix, Inc [Member]
Subsequent Event [Line Items]
Business Acquisition Consideration Potential Cash Payment			$ 2,000
Business Acquisition, Transaction Costs			$ 500
Subsequent Event [Member] | Merger Agreement [Member] | Common Stock [Member] | DioGenix, Inc [Member]
Subsequent Event [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares			99,378,881